Distribution Date:	10/13/22	DBJPM 2016-C3 Mortgage Trust
Determination Date:	10/06/22
Next Distribution Date:	11/14/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Controlling Class	BlackRock Realty Advisors, Inc.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312VAA4	1.502000%	33,545,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312VAB2	1.886000%	6,084,000.00	544,069.89	544,069.89	855.10	0.00	0.00	544,924.99	0.00	0.00%	30.00%
A-3	23312VAC0	2.362000%	11,000,000.00	11,000,000.00	9,794,204.09	21,651.67	0.00	0.00	9,815,855.76	1,205,795.91	32.17%	30.00%
A-SB	23312VAD8	2.756000%	45,000,000.00	35,175,604.04	1,417,525.04	80,786.64	0.00	0.00	1,498,311.68	33,758,079.00	32.17%	30.00%
A-4	23312VAE6	2.632000%	250,000,000.00	250,000,000.00	0.00	548,333.33	0.00	0.00	548,333.33	250,000,000.00	32.17%	30.00%
A-5	23312VAF3	2.890000%	279,987,000.00	279,987,000.00	0.00	674,302.02	0.00	0.00	674,302.02	279,987,000.00	32.17%	30.00%
A-M	23312VAH9	3.041000%	74,851,000.00	74,851,000.00	0.00	189,684.91	0.00	0.00	189,684.91	74,851,000.00	23.18%	21.63%
B	23312VAJ5	3.264000%	44,687,000.00	44,687,000.00	0.00	121,548.64	0.00	0.00	121,548.64	44,687,000.00	17.82%	16.63%
C	23312VAK2	3.482591%	36,867,000.00	36,867,000.00	0.00	106,993.90	0.00	0.00	106,993.90	36,867,000.00	13.39%	12.50%
D	23312VAS5	3.482591%	45,804,000.00	45,804,000.00	0.00	132,930.49	0.00	0.00	132,930.49	45,804,000.00	7.89%	7.38%
E	23312VAU0	4.232591%	17,874,000.00	17,874,000.00	0.00	63,044.44	0.00	0.00	63,044.44	17,874,000.00	5.75%	5.38%
F	23312VAW6	4.232591%	8,938,000.00	8,938,000.00	0.00	31,525.75	0.00	0.00	31,525.75	8,938,000.00	4.67%	4.38%
G	23312VAY2	4.232591%	10,054,000.00	10,054,000.00	0.00	35,462.06	0.00	0.00	35,462.06	10,054,000.00	3.47%	3.25%
H*	23312VBA3	4.232591%	29,047,404.00	29,047,404.00	0.00	160,510.20	0.00	164,752.23	160,510.20	28,882,651.77	0.00%	0.00%
R	23312VBC9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			893,738,404.00	844,829,077.93	11,755,799.02	2,167,629.15	0.00	164,752.23	13,923,428.17	832,908,526.68

X-A	23312VAG1	1.441224%	700,467,000.00	651,557,673.93	0.00	782,533.88	335,854.23	0.00	1,118,388.11	639,801,874.91
X-B	23312VAL0	0.968591%	44,687,000.00	44,687,000.00	0.00	36,069.52	0.00	0.00	36,069.52	44,687,000.00
X-C	23312VAN6	0.750000%	82,671,000.00	82,671,000.00	0.00	51,669.38	0.00	0.00	51,669.38	82,671,000.00
Notional SubTotal			827,825,000.00	778,915,673.93	0.00	870,272.78	335,854.23	0.00	1,206,127.01	767,159,874.91

Deal Distribution Total					11,755,799.02	3,037,901.93	335,854.23	164,752.23	15,129,555.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312VAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312VAB2	89.42634615	89.42634615	0.14054898	0.00000000	0.00000000	0.00000000	0.00000000	89.56689513	0.00000000
A-3	23312VAC0	1,000.00000000	890.38219000	1.96833364	0.00000000	0.00000000	0.00000000	0.00000000	892.35052364	109.61781000
A-SB	23312VAD8	781.68008978	31.50055644	1.79525867	0.00000000	0.00000000	0.00000000	0.00000000	33.29581511	750.17953333
A-4	23312VAE6	1,000.00000000	0.00000000	2.19333332	0.00000000	0.00000000	0.00000000	0.00000000	2.19333332	1,000.00000000
A-5	23312VAF3	1,000.00000000	0.00000000	2.40833332	0.00000000	0.00000000	0.00000000	0.00000000	2.40833332	1,000.00000000
A-M	23312VAH9	1,000.00000000	0.00000000	2.53416668	0.00000000	0.00000000	0.00000000	0.00000000	2.53416668	1,000.00000000
B	23312VAJ5	1,000.00000000	0.00000000	2.72000000	0.00000000	0.00000000	0.00000000	0.00000000	2.72000000	1,000.00000000
C	23312VAK2	1,000.00000000	0.00000000	2.90215911	0.00000000	0.00000000	0.00000000	0.00000000	2.90215911	1,000.00000000
D	23312VAS5	1,000.00000000	0.00000000	2.90215898	0.00000000	0.00000000	0.00000000	0.00000000	2.90215898	1,000.00000000
E	23312VAU0	1,000.00000000	0.00000000	3.52715900	0.00000000	0.00000000	0.00000000	0.00000000	3.52715900	1,000.00000000
F	23312VAW6	1,000.00000000	0.00000000	3.52715932	0.00000000	0.00000000	0.00000000	0.00000000	3.52715932	1,000.00000000
G	23312VAY2	1,000.00000000	0.00000000	3.52715934	0.00000000	0.00000000	0.00000000	0.00000000	3.52715934	1,000.00000000
H	23312VBA3	1,000.00000000	0.00000000	5.52580189	(1.99864298)	7.07008034	0.00000000	5.67184007	5.52580189	994.32815993
R	23312VBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312VAG1	930.17611669	0.00000000	1.11716024	0.00000000	0.00000000	0.47947188	0.00000000	1.59663212	913.39331462
X-B	23312VAL0	1,000.00000000	0.00000000	0.80715913	0.00000000	0.00000000	0.00000000	0.00000000	0.80715913	1,000.00000000
X-C	23312VAN6	1,000.00000000	0.00000000	0.62500006	0.00000000	0.00000000	0.00000000	0.00000000	0.62500006	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/22 - 09/30/22	30	0.00	855.10	0.00	855.10	0.00	0.00	0.00	855.10	0.00
A-3	09/01/22 - 09/30/22	30	0.00	21,651.67	0.00	21,651.67	0.00	0.00	0.00	21,651.67	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	80,786.64	0.00	80,786.64	0.00	0.00	0.00	80,786.64	0.00
A-4	09/01/22 - 09/30/22	30	0.00	548,333.33	0.00	548,333.33	0.00	0.00	0.00	548,333.33	0.00
A-5	09/01/22 - 09/30/22	30	0.00	674,302.02	0.00	674,302.02	0.00	0.00	0.00	674,302.02	0.00
X-A	09/01/22 - 09/30/22	30	0.00	782,533.88	0.00	782,533.88	0.00	0.00	0.00	782,533.88	0.00
X-B	09/01/22 - 09/30/22	30	0.00	36,069.52	0.00	36,069.52	0.00	0.00	0.00	36,069.52	0.00
X-C	09/01/22 - 09/30/22	30	0.00	51,669.38	0.00	51,669.38	0.00	0.00	0.00	51,669.38	0.00
A-M	09/01/22 - 09/30/22	30	0.00	189,684.91	0.00	189,684.91	0.00	0.00	0.00	189,684.91	0.00
B	09/01/22 - 09/30/22	30	0.00	121,548.64	0.00	121,548.64	0.00	0.00	0.00	121,548.64	0.00
C	09/01/22 - 09/30/22	30	0.00	106,993.90	0.00	106,993.90	0.00	0.00	0.00	106,993.90	0.00
D	09/01/22 - 09/30/22	30	0.00	132,930.49	0.00	132,930.49	0.00	0.00	0.00	132,930.49	0.00
E	09/01/22 - 09/30/22	30	0.00	63,044.44	0.00	63,044.44	0.00	0.00	0.00	63,044.44	0.00
F	09/01/22 - 09/30/22	30	0.00	31,525.75	0.00	31,525.75	0.00	0.00	0.00	31,525.75	0.00
G	09/01/22 - 09/30/22	30	0.00	35,462.06	0.00	35,462.06	0.00	0.00	0.00	35,462.06	0.00
H	09/01/22 - 09/30/22	30	263,422.87	102,454.81	0.00	102,454.81	(58,055.39)	0.00	0.00	160,510.20	205,367.48
Totals			263,422.87	2,979,846.54	0.00	2,979,846.54	(58,055.39)	0.00	0.00	3,037,901.93	205,367.48

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	Additional Information
Total Available Distribution Amount (1)	15,129,555.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,990,188.88	Master Servicing Fee	3,432.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	4,716.96
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.01
ARD Interest	0.00	Operating Advisor Fee	1,840.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,990,188.88	Total Fees	10,342.37

Principal		Expenses/Reimbursements
Scheduled Principal	773,122.19	Reimbursement for Interest on Advances	(461.72)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,982,676.83	Special Servicing Fees (Monthly)	(58,732.46)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,138.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,755,799.02	Total Expenses/Reimbursements	(58,055.39)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	335,854.23	Interest Distribution	3,037,901.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,755,799.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	335,854.23
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	335,854.23	Total Payments to Certificateholders and Others	15,129,555.18
Total Funds Collected	15,081,842.13	Total Funds Distributed	15,081,842.16

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	844,829,078.10	844,829,078.10	Beginning Certificate Balance	844,829,077.93
(-) Scheduled Principal Collections	773,122.19	773,122.19	(-) Principal Distributions	11,755,799.02
(-) Unscheduled Principal Collections	10,982,676.83	10,982,676.83	(-) Realized Losses	164,752.23
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	164,752.40
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	164,752.40	164,752.40	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	832,908,526.68	832,908,526.68	Certificate Other Adjustments**	(0.17)
Beginning Actual Collateral Balance	845,221,984.06	845,221,984.06	Ending Certificate Balance	832,908,526.68
Ending Actual Collateral Balance	832,908,526.68	832,908,526.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.17
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP
	7,499,999 or less	3	14,586,260.97	1.75%	44	4.7850	1.729934	1.18 or less	8	204,873,851.74	24.60%	45	3.8712	0.348359
7,500,000 to 14,999,999		7	72,390,130.84	8.69%	39	4.2380	1.440332	1.19 to 1.39	3	102,863,746.43	12.35%	43	4.7018	1.304404
15,000,000 to 24,999,999		8	148,965,736.22	17.89%	43	4.5605	2.891669	1.40 to 1.44	1	3,802,060.54	0.46%	44	4.8100	1.410000
25,000,000 to 49,999,999		8	279,414,516.79	33.55%	44	4.0481	1.906312	1.45 to 1.54	2	26,223,418.27	3.15%	45	4.7266	1.481432
50,000,000 to 74,999,999		3	176,915,033.45	21.24%	45	4.2542	1.303699	1.55 to 1.99	5	100,831,429.72	12.11%	41	4.0288	1.754021
	75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	4	57,461,537.28	6.90%	43	4.5599	2.231981
	Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378	2.50 to 2.87	1	65,000,000.00	7.80%	45	4.0920	2.660000
								2.88 or greater	5	131,215,634.29	15.75%	43	4.4694	4.540507
								Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP
							Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP
Arizona	4	92,508,465.95	11.11%	41	4.6666	2.596988
							Lodging	6	166,052,295.24	19.94%	43	4.7601	2.587209
California	6	201,777,765.79	24.23%	44	4.2044	1.908755
							Mixed Use	2	139,890,641.18	16.80%	46	3.6225	0.394535
Florida	6	9,547,192.37	1.15%	46	3.7200	1.640000
							Multi-Family	1	17,825,648.51	2.14%	40	4.6000	1.230000
Georgia	3	3,231,336.39	0.39%	46	3.7200	1.640000
							Office	3	47,854,812.68	5.75%	44	4.3877	1.553868
Idaho	1	1,783,752.48	0.21%	46	3.7200	1.640000
							Retail	8	237,006,660.08	28.46%	43	4.2820	2.478588
Illinois	1	6,087,537.50	0.73%	45	4.7500	2.030000
							Self Storage	27	83,641,620.57	10.04%	46	4.0129	1.853414
Iowa	1	869,922.45	0.10%	46	3.7200	1.640000
							Totals	51	832,908,526.68	100.00%	44	4.2379	1.935378
Maryland	2	3,625,133.55	0.44%	46	3.7200	1.640000

Minnesota	1	1,528,538.57	0.18%	46	3.7200	1.640000

Missouri	2	42,617,176.34	5.12%	42	4.6589	1.211471

Nevada	4	56,833,143.90	6.82%	45	3.7411	4.367282

New Jersey	3	6,476,393.82	0.78%	46	3.7200	1.640000

New York	4	130,422,602.73	15.66%	45	4.0916	0.441876

South Carolina	2	2,414,926.16	0.29%	46	3.7200	1.640000

Tennessee	1	65,000,000.00	7.80%	45	4.0920	2.660000

Texas	5	52,547,790.25	6.31%	43	4.6971	1.401569

Virginia	1	15,000,000.00	1.80%	40	4.2290	2.230000

Totals	51	832,908,526.68	100.00%	44	4.2379	1.935378

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP
	4.4999% or less	15	422,201,381.83	50.69%	44	3.8902	1.675071	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	168,228,958.25	20.20%	44	4.6730	1.600269	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	101,841,338.19	12.23%	43	5.0186	3.408490	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	29	692,271,678.27	83.11%	44	4.2464	1.911899
								Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP
	80 months or less	29	692,271,678.27	83.11%	44	4.2464	1.911899	Interest Only	11	300,200,000.00	36.04%	45	4.0183	2.606702
	81 to 110 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	18	392,071,678.27	47.07%	43	4.4211	1.379905
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378
	Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	140,636,848.41	16.89%	45	4.1960	NAP				None
Underwriter's Information		1	38,423,400.25	4.61%	46	3.7200	1.640000
	12 months or less	27	645,819,325.70	77.54%	44	4.2654	1.932824
	13 months to 24 months	1	8,028,952.32	0.96%	44	5.2400	1.530000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	832,908,526.68	100.00%	44	4.2379	1.935378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311278	MU	San Francisco	CA	Actual/360	3.394%	93,030.88	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	10/01/22
1A	30311279				Actual/360	3.394%	25,759.12	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	10/01/22
1B	30311280				Actual/360	3.394%	93,030.88	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	10/01/22
1C	30311281				Actual/360	3.394%	25,759.12	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	10/01/22
2	30311282	OF	Oakland	CA	Actual/360	4.140%	286,350.00	0.00	0.00	N/A	07/01/26	--	83,000,000.00	83,000,000.00	10/01/22
3	30311284	RT	Nashville	TN	Actual/360	4.092%	221,650.00	0.00	0.00	N/A	07/01/26	--	65,000,000.00	65,000,000.00	10/01/22
4	30311285	MU	New York	NY	Actual/360	3.966%	185,192.95	143,532.88	0.00	N/A	07/01/26	--	56,034,174.06	55,890,641.18	10/01/22
5	30311289	RT	Yuma	AZ	Actual/360	4.730%	221,239.56	104,037.01	0.00	N/A	08/01/26	--	56,128,429.28	56,024,392.27	10/01/22
6	30311290	RT	Las Vegas	NV	Actual/360	3.744%	24,398.40	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	10/01/22
6A	30311291				Actual/360	3.744%	131,601.60	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	10/01/22
7	30311293	SS	Various	Various	Actual/360	3.720%	119,473.00	116,276.90	0.00	08/06/26	08/06/36	--	38,539,677.15	38,423,400.25	10/06/22
8	30311294	OF	Oakland	CA	Actual/360	4.140%	146,625.00	0.00	0.00	N/A	07/01/26	--	42,500,000.00	42,500,000.00	10/01/22
9	30311295	LO	New York	NY	Actual/360	4.235%	133,643.79	55,906.20	0.00	N/A	07/06/26	--	37,868,370.89	37,812,464.69	10/06/22
10	30311297	LO	Marina del Rey	CA	Actual/360	5.090%	161,183.33	0.00	0.00	N/A	04/06/26	--	38,000,000.00	38,000,000.00	10/06/22
11	30311298	LO	Kansas City	MO	Actual/360	4.710%	113,878.79	0.00	0.00	N/A	02/06/26	--	29,013,705.65	29,013,705.65	10/06/22
12	30311299	OF	San Francisco	CA	Actual/360	4.140%	97,290.00	0.00	0.00	N/A	07/01/26	--	28,200,000.00	28,200,000.00	10/01/22
13	30297237	LO	Phoenix	AZ	Actual/360	4.800%	93,036.04	43,376.95	0.00	N/A	05/06/26	--	23,259,011.24	23,215,634.29	10/06/22
14	30297078	LO	San Diego	CA	Actual/360	5.240%	78,850.46	46,867.70	0.00	N/A	05/06/26	--	18,057,358.31	18,010,490.61	10/06/22
15	30311300	SS	Long Island City	NY	Actual/360	4.100%	62,869.75	37,393.91	0.00	N/A	08/06/26	--	18,400,903.08	18,363,509.17	10/06/22
16	30311301	SS	Long Island City	NY	Actual/360	4.170%	63,916.30	37,191.77	0.00	N/A	07/06/26	--	18,393,179.46	18,355,987.69	10/06/22
17	30311302	LO	Napa	CA	Actual/360	4.720%	78,666.67	0.00	0.00	N/A	05/06/26	--	20,000,000.00	20,000,000.00	10/06/22
18	30311303	RT	Dallas	TX	Actual/360	4.500%	68,337.96	28,991.22	0.00	N/A	07/01/26	--	18,223,457.17	18,194,465.95	10/01/22
19	30311304	MF	Baytown	TX	Actual/360	4.600%	68,428.96	25,384.96	0.00	N/A	02/06/26	--	17,851,033.47	17,825,648.51	10/06/22
20	30311305	RT	Kansas City	MO	Actual/360	4.550%	51,678.19	25,943.11	0.00	N/A	08/06/26	--	13,629,413.80	13,603,470.69	10/06/22
21	30311306	RT	Williamsburg	VA	Actual/360	4.229%	52,862.50	0.00	0.00	N/A	02/06/26	--	15,000,000.00	15,000,000.00	10/06/22
22	30311307	OF	Goleta	CA	Actual/360	4.740%	53,679.19	22,393.34	0.00	N/A	05/06/26	--	13,589,668.52	13,567,275.18	10/06/22
23	30297462	RT	Tempe	AZ	Actual/360	4.250%	39,570.42	17,445.41	0.00	N/A	07/06/23	--	11,172,824.26	11,155,378.85	10/06/22
24	30311308	RT	Boca Raton	FL	Actual/360	4.550%	32,235.25	16,182.50	0.00	N/A	08/06/26	--	8,501,604.25	8,485,421.75	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30311309	RT	Houston	TX	Actual/360	5.240%	35,120.76	13,970.26	0.00	N/A	06/01/26	--	8,042,922.58	8,028,952.32	10/01/22
26	30311310	LO	Mount Juliet	TN	Actual/360	4.950%	27,758.60	6,729,358.66	0.00	N/A	05/06/26	--	6,729,358.66	0.00	10/06/22
27	30311311	MH	Las Vegas	NV	Actual/360	4.800%	26,650.21	11,125.70	0.00	N/A	01/06/26	--	6,662,552.36	6,651,426.66	10/06/22
28	30311312	OF	Naperville	IL	Actual/360	4.750%	24,141.35	11,330.67	0.00	N/A	07/06/26	--	6,098,868.17	6,087,537.50	10/06/22
30	30311313	SS	Mesquite	TX	Actual/360	4.810%	18,860.73	8,715.94	0.00	N/A	06/01/26	--	4,705,378.87	4,696,662.93	10/01/22
31	30311314	LO	Okatie	SC	Actual/360	4.930%	18,150.91	4,253,318.17	0.00	N/A	03/06/26	--	4,418,070.57	0.00	10/06/22
32	30311315	SS	Desoto	TX	Actual/360	4.810%	15,268.21	7,055.76	0.00	N/A	06/01/26	--	3,809,116.30	3,802,060.54	10/01/22
Totals							2,990,188.88	11,755,799.02	0.00				844,829,078.10	832,908,526.68

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,929,158.73	18,065,485.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	21,929,158.73	18,065,485.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	21,929,158.73	18,065,485.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	21,929,158.73	18,065,485.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	42,013,756.00	10,587,908.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	480,846.73	(1,814,216.52)	01/01/22	05/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,235,935.94	5,410,997.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	60,014,158.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	60,014,158.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,502,124.55	15,180,760.61	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	(1,645,492.28)	(213,577.38)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,704,591.76	7,385,929.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,263,917.98	5,329,381.41	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,411,063.41	2,427,567.37	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,842,591.48	12,450,605.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,750,448.41	3,428,609.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,932,039.12	2,940,659.60	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,272,535.49	2,295,207.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,147,596.29	4,652,806.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,809,980.14	1,808,292.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,276,331.26	1,446,518.02	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,046,963.79	985,847.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	20,306,983.72	18,809,063.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	876,248.76	650,489.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,015,069.87	1,191,356.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,110,767.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	663,199.93	132,040.05	01/01/22	03/31/22	08/08/22	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	849,025.44	888,931.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	536,318.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	119,723.25	330,691.31	01/01/22	06/30/22	07/06/22	1,716,441.17	69,952.16	0.00	0.00	0.00	0.00
32	347,537.37	383,619.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	319,615,054.60	168,951,432.28				1,716,441.17	69,952.16	0.00	0.00	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
26	30311310	6,729,358.66	Payoff w/ yield maintenance	0.00	335,854.23
31	30311314	4,253,318.17	DPO	0.00	0.00
Totals		10,982,676.83		0.00	335,854.23
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/22	0	0.00	0	0.00	0	0.00	2	29,013,705.65	0	0.00	0	0.00	0	0.00	2	10,982,676.83	4.237881%	4.223197%	44
09/12/22	0	0.00	0	0.00	1	4,418,070.57	2	33,431,776.22	0	0.00	0	0.00	0	0.00	0	0.00	4.247281%	4.232591%	45
08/12/22	0	0.00	0	0.00	1	4,429,453.29	2	33,443,158.94	0	0.00	0	0.00	0	0.00	0	0.00	4.247388%	4.232697%	46
07/12/22	0	0.00	0	0.00	1	4,440,787.89	2	33,454,493.54	0	0.00	0	0.00	0	0.00	0	0.00	4.247495%	4.232803%	47
06/10/22	0	0.00	0	0.00	1	4,452,681.77	2	33,466,387.42	0	0.00	0	0.00	0	0.00	0	0.00	4.247613%	4.232920%	48
05/12/22	0	0.00	0	0.00	1	4,463,918.18	2	33,477,623.83	0	0.00	0	0.00	0	0.00	0	0.00	4.247718%	4.233024%	49
04/12/22	0	0.00	0	0.00	1	4,475,717.42	2	33,489,423.07	0	0.00	0	0.00	0	0.00	0	0.00	4.247834%	4.233140%	50
03/11/22	0	0.00	0	0.00	1	4,486,856.45	2	33,500,562.10	0	0.00	0	0.00	0	0.00	0	0.00	4.247938%	4.233242%	51
02/11/22	0	0.00	0	0.00	1	4,499,789.24	2	33,513,494.89	0	0.00	0	0.00	0	0.00	0	0.00	4.248077%	4.233381%	52
01/12/22	0	0.00	0	0.00	2	11,333,869.31	2	33,524,532.16	0	0.00	0	0.00	0	0.00	0	0.00	4.248179%	4.233482%	53
12/10/21	0	0.00	1	6,833,945.86	1	4,521,817.12	2	33,535,522.77	0	0.00	0	0.00	0	0.00	0	0.00	4.248280%	4.233582%	54
11/15/21	1	6,845,739.93	0	0.00	1	4,533,379.47	2	33,547,085.12	0	0.00	0	0.00	0	0.00	0	0.00	4.248392%	4.233694%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy		Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date		Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO			10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO			11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved			12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer			13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		11,155,379	11,155,379	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		783,329,748	754,316,042	0		29,013,706
49 - 60 Months		0	0	0		0
> 60 Months		38,423,400	38,423,400	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	832,908,527	803,894,821	0	0	0	0
Sep-22	844,829,078	811,397,302	0	0	4,418,071	0
Aug-22	845,575,765	812,132,606	0	0	4,429,453	0
Jul-22	846,319,653	812,865,160	0	0	4,440,788	0
Jun-22	847,108,783	813,642,395	0	0	4,452,682	0
May-22	847,846,922	814,369,298	0	0	4,463,918	0
Apr-22	848,630,509	815,141,086	0	0	4,475,717	0
Mar-22	849,362,942	815,862,380	0	0	4,486,856	0
Feb-22	850,237,854	816,724,360	0	0	4,499,789	0
Jan-22	850,964,254	810,616,679	0	0	11,333,869	0
Dec-21	851,687,932	811,318,463	0	6,833,946	4,521,817	0
Nov-21	852,457,574	841,078,455	6,845,740	0	4,533,379	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30311285	55,890,641.18	55,890,641.18	525,000,000.00	05/24/16	(1,900,387.77)	(0.29000)	05/31/22	07/01/26	225
26	30311310	0.00	-	9,500,000.00	08/20/21	109,770.34	0.91000	03/31/22	05/06/26	282
31	30311314	0.00	-	4,800,000.00	04/11/22	263,787.08	0.73000	06/30/22	03/06/26	220
Totals		55,890,641.18	55,890,641.18	539,300,000.00		(1,526,830.35)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30311285	MU	NY	04/22/22	1

9/30/2022: Loan transferred to Special Servicing on 04/22/2022 due to an Event of Default surrounding a Major Lease Termination. The loan is secured by a 20-story multi-tenant class A office building with a 4-level retail component located along Fifth A venue within the Plaza district of Midtown Manhattan, NY. Loan is in cash sweep and borrower continues to fund shortfalls. A pre-negotiation agreement has been executed and discussions are in progress with Borrower to cure outstanding defaults. A lease proposal is also currently being evaluated by the Special Servicer.

26	30311310	LO	TN	03/09/21	13

9/15/2022: COVID Relief Request. Loan transferred to Special Servicer due to default. The Holiday Inn Express & Suites Mt. Juliet is an 81-room, limited-service hotel located just off Interstate 40 approximately 17 miles east of Nashville. The property is adjacent to a large lifestyle center. The hotel amenities include a guest laundry, fitness center, indoor pool, complimentary breakfast, and a 1,600 square foot meeting room. The subject consists of a 2.16-acre site improved with a three-story, interior- corridor, limited-service hotel that opened in 2008 and contains approximately 49,842 square feet of gross building area. Outside Counsel has been engaged and Notice of Default and Acceleration Letter sent. Receiver appointed 6/2/22. Sale strategy being pursued.

31	30311314	LO	SC	11/23/18	13

9/15/2022 - GF Management appointed as receiver 12/10/19. Hotel operating as independent since Dec-2019. Receiver sale failed to close due to delays within court system and borrower objections. Motion for summary judgment filed to progress toward foreclosure of collateral and disposition. Borrower's counsel has requested multiple extensions of hearing due to health condition of the borrower/guarantor. Asset sale through Receiver resolution strategy is underway. Sale closed 8/10/22.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30311295	38,600,000.00	4.23500%	38,600,000.00 4.23500%		8	03/14/21	03/04/21	03/14/21
11	30311298	29,013,705.65	4.71000%	29,013,705.65 4.71000%		8	06/16/21	04/29/21	06/16/21
17	30311302	0.00	4.72000%	0.00	4.72000%	8	05/28/20	06/06/20	05/28/20
Totals		67,613,705.65		67,613,705.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30311314 10/13/22	4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	0.00	164,752.40	3.16%
Current Period Totals		4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	0.00	164,752.40
Cumulative Totals		4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	0.00	164,752.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30311314	10/13/22	0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00	0.00	164,752.40
Current Period Totals			0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00		164,752.40
Cumulative Totals			0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00	0.00	164,752.40

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,673.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,138.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	170.97	0.00	0.00	0.00
26	0.00	0.00	(25,687.25)	0.00	0.00	0.00	0.00	0.00	(632.69)	0.00	0.00	0.00
31	0.00	0.00	(44,719.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(58,732.46)	0.00	1,138.79	0.00	0.00	0.00	(461.72)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(58,055.39)

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Supplemental Notes
None

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